Earnings Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share
Weighted average number of outstanding ordinary shares in issue	856,030,704	846,928,863
Net (loss)/income attributable to the Company	$ 25,801	$ 168,551
Basic earnings per share attributable to the Company (US$ per share)	$ 0.03	$ 0.20